Net Asset Value Per Share	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Net Asset Value Per Share

4. Net Asset Value Per Share

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using net asset value per share as of December 31, 2024:

	Fair Value Estimated Using Net Asset Value
	Per Share as of December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Pooled Separate accounts (a)	$129,371,994	—	Daily	Online or telephone notice	1 day
Managed Income Portfolio II (b)	$34,396,638	—	Daily	Online or telephone notice	1 day
Victory Integrity Small/Mid-Cap Value Collective Fund (c)	$12,562,710	—	Daily	Online or telephone notice	1 day
Western Asset Core Bond R3 (d)	$11,641,617	—	Daily	Online or telephone notice	1 day
MFS International Equity Fund Class 3A (e)	$10,372,583	—	Daily	Online or telephone notice	1 day
Conestoga Small/Mid-Cap Growth CIF Class A (f)	$21,150,929	—	Daily	Online or telephone notice	1 day

(a)
The objective of the Pooled Separate Accounts is to seek high total return until the target retirement date. Additionally, the accounts seek high current income and capital appreciation.
(b)
The objective of the Managed Income Portfolio II is to preserve the principal investment while earning a level of interest income that is consistent with principal preservation.
(c)
The objective of the Victory Integrity Small/Mid-Cap Value Collective Fund is to provide high total return through capital appreciation.

(d)
The objective of the Western Asset Core Bond R3 is to maximize total return and add value through duration and curve positioning, sector allocation, and security selection, while approximating the risk of the Bloomberg US Aggregate USD Unhedged Index.
(e)
The objective of the MFS International Equity Fund Class 3A is to outperform the MSCI EAFE Index over full market cycles.
(f)
The objective of the Conestoga Small/Mid-Cap Growth CIF Class A is to generate long-term investment returns.

The following table sets forth additional disclosures of the Plan’s investments whose fair value is estimated using net asset value per share as of December 31, 2023:

	Fair Value Estimated Using Net Asset Value
	Per Share as of December 31, 2023
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Pooled Separate accounts (a)	$113,292,226	—	Daily	Written or telephone notice	1 day
Managed Income Portfolio II (b)	$35,527,433	—	Daily	Written or telephone notice	1 day

(a)
The objective of the Pooled Separate Accounts is to seek high total return until the target retirement date. Additionally, the accounts seek high current income and capital appreciation.
(b)
The objective of the Managed Income Portfolio II is to preserve the principal investment while earning a level of interest income that is consistent with principal preservation.